Segment information - Non-current assets by geographical area (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	€ 190,167	€ 155,604	€ 152,586
United States of America
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	12,048	4,237	3,441
Americas other than USA
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	3,812	3,276	3,454
Belgium
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	91,690	67,865	62,810
Germany
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	60,374	55,712	58,305
Poland
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	11,640	12,756	13,437
Rest of Europe
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	8,591	10,019	9,087
Asia-Pacific
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	€ 2,012	€ 1,739	€ 2,052